Note 20 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	January 31, 2016	January 31, 2015	January 31, 2014
Revenues
United States	96,300	73,810	69,905
Europe, Middle-East and Africa	68,451	72,900	62,531
Canada	12,572	15,187	14,388
Asia Pacific	7,670	8,963	4,470
	184,993	170,860	151,294

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	January 31, 2016	January 31, 2015	January 31, 2014
Revenues
Services	176,288	159,050	137,795
Licenses	8,705	11,810	13,499
	184,993	170,860	151,294

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31, 2016	January 31, 2015
Total long-lived assets
United States	49,192	59,041
Europe, Middle-East and Africa	44,963	57,711
Canada	48,011	6,203
	142,166	122,955